UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-_7320         Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $101,124,025.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
IBM                              COMMON         459200101 6,798,963   36,975 X                   NONE        x      0    0
CHEVRON                          COMMON         166764100 5,940,738   55,834 X                   NONE        x      0    0
PFIZER                           COMMON         717081103 4,610,359  213,048 X                   NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,014,468   54,925 X                   NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 3,833,227  100,320 X                   NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,657,094  150,808 X                   NONE        x      0    0
PEPSICO INC                      COMMON         713448108 3,545,943   53,443 X                   NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 3,487,217   53,175 X                   NONE        x      0    0
AFLAC INC                        COMMON         1055102   3,460,800   80,000 X                   NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 3,370,142   49,336 X                   NONE        x      0    0
APPLE                            COMMON         37833100  3,292,650    8,130 X                   NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,127,122  174,602 X                   NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 3,125,364   46,850 X                   NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,963,549   34,964 X                   NONE        x      0    0
TEVA                             COMMON         881624209 2,734,390   67,750 X                   NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,707,554   53,700 X                   NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,667,942   62,525 X                   NONE        x      0    0
DONALDSON                        COMMON         257651109 2,529,172   37,150 X                   NONE        x      0    0
CSX                              COMMON         126408103 2,466,653  117,125 X                   NONE        x      0    0
NUCOR                            COMMON         670346105 2,423,663   61,250 X                   NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 2,373,551   71,385 X                   NONE        x      0    0
SPDR S&P EMERGING ASIA PACIFIC   COMMON         78463X301 2,241,284   33,964 X                   NONE        x      0    0
HOME DEPOT                       COMMON         437076102 2,207,100   52,500 X                   NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 2,150,528   46,040 X                   NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,031,007   78,236 X                   NONE        x      0    0
XBI                              COMMON         78463X301 1,967,100   29,625 X                   NONE        x      0    0
SUNCOR                           COMMON         867224107 1,886,924   65,450 X                   NONE        x      0    0
VISA                             COMMON         92826C839 1,782,867   17,560 X                   NONE        x      0    0
CISCO                            COMMON         17275R102 1,723,711   95,338 X                   NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 1,573,482   17,400 X                   NONE        x      0    0
STRYKER                          COMMON         863667101 1,563,380   31,450 X                   NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,436,247   47,700 X                   NONE        x      0    0
SPIDER GOLD TR                   COMMON         78463V107 1,309,394    8,615 X                   NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,213,980   17,350 X                   NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,093,053   10,225 X                   NONE        x      0    0
VAW                              COMMON         92204A801   921,804   12,605 X                   NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   741,636   16,200 X                   NONE        x      0    0
AT&T                             COMMON         00206R102   732,866   24,235 X                   NONE        x      0    0
3M                               COMMON         88579Y101   424,996    5,200 X                   NONE        x      0    0
ENCANA                           COMMON         292505104   390,520   21,075 X                   NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   358,884   10,184 X                   NONE        x      0    0
SYSCO CORP                       COMMON         871829107   242,706    8,275 X                   NONE        x      0    0